Label	Element	Value
Global X Funds | Global X Bitcoin Trend Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X Bitcoin Trend Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Global X Bitcoin Trend Strategy ETF (the “Fund”) seeks to provide investment results that correspond to the price and yield performance, before fees and expenses, of the CoinDesk Bitcoin Trend Indicator Futures Index (“Underlying Index”).

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares (“Shares”) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This is a new fund and does not yet have a portfolio turnover rate to disclose.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests least 80% of its total assets, plus borrowings for investment purposes (if any), in the constituents of the CoinDesk Bitcoin Trend Indicator Futures Index (the "Underlying Index"), and in other securities the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the constituents that comprise the Underlying Index, such as U.S. listed Bitcoin Futures ETFs. In addition, in seeking to track the Underlying Index, the Fund may invest in debt securities that are not included in the Underlying Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index systematically and dynamically allocates between (i) U.S. exchange-traded bitcoin futures contracts (“Bitcoin Futures”), and (ii) the Global X 1-3 Month T-Bill ETF (the “U.S. Treasury ETF”), a passively managed exchange-traded fund (“ETF”) and affiliate of the Fund. The Underlying Index allocates between these two exposures based on the value of the Bitcoin Trend Indicator (the “Signal”), a dynamic quantitative signal developed and administrated by CoinDesk Indices, Inc. (the “Index Provider”) which aims to detect the presence, direction, and strength of the price trend in bitcoin. The Signal seeks to achieve this using a combination of four exponential moving average calculations, which compute the average price of bitcoin over explicit periods and are then combined into a single value. Based on the average of the four exponential moving average calculations, the Signal will have one of five possible values:

Trend Indicator Value	Indication	Description	Bitcoin Futures Exposure
1	Significant Uptrend	All four inputs have a value of +1	100%
0.5	Uptrend	Three of four inputs have a value of +1, and one input has a value of -1	75%
0	No Trend	Two of four inputs have a value of +1, and two inputs have a value of -1	50%
-0.5	Downtrend	Three of four inputs have a value of -1, and one input has a value of +1	25%
-1	Significant Downtrend	All four inputs have a value of -1	0%

As described in the chart above, at each scheduled rebalance date, the Underlying Index increases its allocation to Bitcoin Futures when the value of the Signal is higher, and decreases its allocation to Bitcoin Futures when the value of the Signal is lower. The Signal relies on a comparison of recent bitcoin prices to older bitcoin prices to gauge the presence, strength and direction of the bitcoin price trend. This approach can present several risks, including but not limited to: (1) a lag in trend identification, (2) frequent reversal of the trend, (3) sensitivity to specific data periods which determine the Signal, (4) market volatility that contributes to more erratic trends and/or (5) a change in the trends that deviates materially from the historical observations used to develop the Signal. Generally speaking, these risks could reduce the effectiveness of the Signal at identifying bitcoin price trends, and may contribute to higher turnover in certain circumstances. The Adviser does not intend to deviate from the Signal.

The Underlying Index allocates to Bitcoin Futures in accordance with the methodology of the CoinDesk Bitcoin Futures Excess Return Index (“Bitcoin Futures Sub-Index”). The Bitcoin Futures Sub-Index seeks to measure the performance of the nearest maturing, monthly CME-listed Bitcoin Futures contract, including the “roll yield” that is generated as the Bitcoin Futures Sub-Index transitions (rolls) from the current futures contract to the next. The Bitcoin Futures Sub-Index is a “rolling index” — the roll occurs over a four-day roll period every month, effective prior to the close of trading one week preceding the last trading date of the futures contract. The last trading date of Bitcoin Futures contracts is generally the last Friday of the contract month. The Bitcoin Futures Sub-Index rolls monthly and distributes the weights in equal 25% increments each day over the four-day roll period.

The Fund seeks to allocate to Bitcoin Futures and/or the U.S. Treasury ETF in proportion to the Underlying Index.

Investment in an underlying ETF holding U.S. Government securities, cash and cash alternatives may be used to provide most, or even all, of the Fund’s exposure to such instruments, and it is possible that the Fund may or may not invest directly in any U.S. Government securities and cash and cash alternatives. Bitcoin Futures contracts will be standardized, cash-settled Bitcoin Futures contracts traded on commodity exchanges registered with the Commodity Futures Trading Commission (“CFTC”). Such contracts are traded on at least one other exchange, but the Fund will only invest in cash-settled Bitcoin Futures contracts traded on, or subject to the rules of, the Chicago Mercantile Exchange (“CME”).

The Fund will invest substantially all of its assets in “long” positions in listed Bitcoin Futures contracts and in U.S. Government securities, cash and cash equivalents, including indirectly by investment in underlying ETFs holding U.S. Government securities, including the U.S. Treasury ETF. To be “long” means to hold or be exposed to a security or instrument with the expectation that its value will increase over time. The Fund will benefit if it has a long position in a security or instrument that increases in value. The Fund seeks to gain exposure to Bitcoin Futures, in whole or in part, through investments in a subsidiary organized in the Cayman Islands, namely the Global X Bitcoin Strategy Subsidiary I (the “Global X Subsidiary”). The Global X Subsidiary is wholly-owned and controlled by the Fund. The Fund’s investment in the Global X Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the Global X Subsidiary is intended to provide the Fund with exposure to Bitcoin Futures while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will allocate to Bitcoin Futures in proportion to the value of the Signal and rebalance dynamically in alignment with the Underlying Index. Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the Global X Subsidiary.

Bitcoin is a digital asset of which the ownership and behavior are determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software that follows an agreed upon set of rules and procedures. This network is referred to as the "Bitcoin network," and the rules and procedures governing the Bitcoin network are commonly referred to as the "Bitcoin protocol." The Bitcoin network allows people to exchange tokens of value, called bitcoin, which are recorded on a public transaction ledger known as the “Bitcoin blockchain.” Bitcoin can be used to pay for goods and services, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading platforms or in individual end-user-to-end-user transactions under a barter system. Although nascent in use, bitcoin may be used as a medium of exchange, unit of account or store of value. The value of bitcoin, like the value of other digital assets, is not backed by any government, corporation or other identified body. Ownership and the ability to transfer or take other actions with respect to bitcoin is protected through the Bitcoin protocol, which allows bitcoin to be sent to a publicly available address that is generated from a private numerical key, but which prevents anyone other than the holder of such private numerical key from accessing the bitcoin associated with the publicly available address. The supply of bitcoin is constrained or formulated by its protocol instead of being explicitly delegated to an identified body (e.g., a central bank or corporate treasury) to control. No single entity owns or operates the Bitcoin network, the infrastructure of which is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin protocol and the software that enforces the protocol and (3) users who choose what Bitcoin software to run. Bitcoin was released in 2009 and, as a result, there is little data on its long-term investment potential. Bitcoin is not backed by a government-issued legal tender. Bitcoin is “stored” or reflected on a blockchain. A blockchain is a distributed, digital ledger that records and stores transaction data of digital assets in units called “blocks.” The Fund will not invest in bitcoin directly.

The Fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in Bitcoin Futures and/or the U.S. Treasury ETF in approximately the same extent as the Underlying Index is concentrated. As of December 31, 2023, the Underlying Index has significant exposure to Bitcoin Futures.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund concentrates its investments (i.e., holds 25% or more of its total assets) in Bitcoin Futures and/or the U.S. Treasury ETF in approximately the same extent as the Underlying Index is concentrated. As of December 31, 2023, the Underlying Index has significant exposure to Bitcoin Futures.
Risk [Heading]	rr_RiskHeading	SUMMARY OF PRINCIPAL RISKS
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund does not have a full calendar year of performance. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to the Underlying Index. The Fund's performance is not necessarily indicative of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to the Underlying Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance is not necessarily indicative of how the Fund will perform in the future.
Global X Funds | Global X Bitcoin Trend Strategy ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Non-Diversification Risk: The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 ("1940 Act"). As a result, the Fund is subject to the risk that it may be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Global X Funds | Global X Bitcoin Trend Strategy ETF | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments.
Global X Funds | Global X Bitcoin Trend Strategy ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of its affiliates.
Global X Funds | Global X Bitcoin Trend Strategy ETF | Asset Class Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Asset Class Risk: Securities and other assets held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Bitcoin Futures Risk: A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price and time. The risks of futures contracts include but are not limited to: (1) the success of the Adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time. Trading in the cash bitcoin market remains difficult as compared to more traditional cash markets, and in particular short selling bitcoin remains challenging and costly. As a result of these features of the bitcoin cash market, market makers and arbitrageurs may not be as willing to participate in the Bitcoin Futures market as they are in other futures markets. Each of these factors may increase the likelihood that the price of Bitcoin Futures will be volatile and/or will deviate from the price of bitcoin. Bitcoin Futures may experience significant price volatility. Exchange-specified collateral for Bitcoin Futures is substantially higher than for most other futures contracts, and collateral may be set as a percentage of the value of the contract, which means that collateral requirements for long positions can increase if the price of the contract rises. In addition, futures commission merchants (FCMs) may require collateral beyond the exchange’s minimum requirement. FCMs may also restrict trading activity in Bitcoin Futures by imposing position limits, prohibiting selling short the future or prohibiting trades where the executing broker places a trade on behalf of another broker (so-called “give-up transactions”). Although the Fund will only take long positions in Bitcoin Futures, restrictions on the ability of certain market participants to take short Bitcoin Futures positions may ultimately constrain the Fund’s ability to take long positions in Bitcoin Futures or may impact the price at which the Fund is able to take such positions. Bitcoin Futures are subject to daily limits that may impede a market participant’s ability to exit a position during a period of high volatility. See “Derivatives Risk.”

Crypto asset trading platforms where bitcoin is traded (which are the source of the price(s) used to determine the cash settlement amount for the Fund’s Bitcoin Futures) have experienced technical and operational issues, making bitcoin prices unavailable at times. During periods of high volatility for bitcoin prices, the prices at which bitcoin traded on various crypto asset trading platforms have diverged, and some bitcoin trading platforms have experienced issues relating to account access and trade execution during such periods. The cash market in bitcoin has been the target of fraud and manipulation, which could affect the pricing, volatility and liquidity of the futures contracts. In addition, if settlement prices for Bitcoin Futures are unavailable (which may occur following a trading suspension imposed by the trading platform due to large price movements or following a fork of Bitcoin, or for other reasons) or the Adviser's Valuation Committee determines such settlement prices are unreliable, the fair value of the Fund’s Bitcoin Futures may be determined by reference, in whole or in part, to the cash market in bitcoin. See “Valuation Risk”. These circumstances may be more likely to occur with respect to Bitcoin Futures than with respect to futures on more traditional assets.

Additionally, because the Fund does not intend to invest in bitcoin directly, it intends to only invest in cash-settled Bitcoin Futures. This means that if the market for Bitcoin Futures grows towards favoring physically-settled instruments (meaning futures contracts that are settled by the actual delivery of bitcoin in exchange for payment by the purchaser of the futures price agreed to at the outset of the contract), the Fund will likely not benefit from this market growth. There is no way to predict whether additional new offerings of Bitcoin Futures will be cash-settled or physically-settled.

The price for Bitcoin Futures is based on a number of factors, including the supply of and the demand for Bitcoin Futures. Market conditions and expectations, position limits, collateral requirements, and other factors each can impact the supply of and demand for Bitcoin Futures. In the past, increased demand paired with supply constraints and other factors have caused Bitcoin Futures to trade at a significant premium to the “spot” price of bitcoin. Additional demand, including demand resulting from the purchase, or anticipated purchase, of futures contracts by the Fund or other entities may increase that premium, perhaps significantly. It is not possible to predict whether or how long such conditions will continue. To the extent the Fund purchases Bitcoin Futures at a premium and the premium declines, the value of an investment in the Fund also should be expected to decline.

Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in contango, the Fund may sell the expiring Bitcoin Futures at a lower price and buy a longer-dated Bitcoin Futures at a higher price. The price difference between the expiring contract and longer-dated contract associated with rolling Bitcoin Futures is typically substantially higher than the price difference associated with rolling other futures contracts. Bitcoin Futures have historically experienced extended periods of contango. Contango in the Bitcoin Futures market may have a significant adverse impact on the performance of the Fund and may cause Bitcoin Futures to underperform spot bitcoin. Additionally, because of the frequency with which the Fund may roll futures contracts, the impact of contango or backwardation on Fund performance may be greater than it would have been if the Fund rolled Bitcoin Futures less frequently.

Derivatives Risk: The Fund will gain exposure to bitcoin indirectly by investing in Bitcoin Futures, a type of derivative instrument. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. Derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses for the Fund. In addition, the prices of the derivative instruments and the price of bitcoin may not move together as expected. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the relevant reference asset, bitcoin. Derivatives are usually traded on margin, which may subject the Fund to margin calls. Margin calls may force the Fund to liquidate assets.

ETF Investment Risk: The Fund may hold ETFs to gain exposure to U.S. Treasury bills (“T-Bills”). As a result, the Fund may be subject to the same risks as the underlying ETFs. While the risks of owning shares of an underlying ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an underlying ETF can result in its value being more volatile than the underlying portfolio securities. Because the value of an underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the
Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance. In addition, an underlying ETF's shares may trade at a premium or discount to NAV.
U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. U.S. Treasury obligations are subject to inflation risk, as the price of short term U.S. Treasury obligations tends to fall during inflationary periods as investors seek higher yielding investments. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's investments in U.S. Treasury obligations to decline. In addition, uncertainty in regard to the U.S. debt ceiling may increase the volatility in U.S. Treasury obligations and can heighten the potential for a credit rating downgrade, which could have an adverse effect on the value of the Fund’s U.S. Treasury obligations.
Global X Funds | Global X Bitcoin Trend Strategy ETF | Asset Class, Bitcoin Futures Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Bitcoin Futures Risk: A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price and time. The risks of futures contracts include but are not limited to: (1) the success of the Adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time. Trading in the cash bitcoin market remains difficult as compared to more traditional cash markets, and in particular short selling bitcoin remains challenging and costly. As a result of these features of the bitcoin cash market, market makers and arbitrageurs may not be as willing to participate in the Bitcoin Futures market as they are in other futures markets. Each of these factors may increase the likelihood that the price of Bitcoin Futures will be volatile and/or will deviate from the price of bitcoin. Bitcoin Futures may experience significant price volatility. Exchange-specified collateral for Bitcoin Futures is substantially higher than for most other futures contracts, and collateral may be set as a percentage of the value of the contract, which means that collateral requirements for long positions can increase if the price of the contract rises. In addition, futures commission merchants (FCMs) may require collateral beyond the exchange’s minimum requirement. FCMs may also restrict trading activity in Bitcoin Futures by imposing position limits, prohibiting selling short the future or prohibiting trades where the executing broker places a trade on behalf of another broker (so-called “give-up transactions”). Although the Fund will only take long positions in Bitcoin Futures, restrictions on the ability of certain market participants to take short Bitcoin Futures positions may ultimately constrain the Fund’s ability to take long positions in Bitcoin Futures or may impact the price at which the Fund is able to take such positions. Bitcoin Futures are subject to daily limits that may impede a market participant’s ability to exit a position during a period of high volatility. See “Derivatives Risk.”

Crypto asset trading platforms where bitcoin is traded (which are the source of the price(s) used to determine the cash settlement amount for the Fund’s Bitcoin Futures) have experienced technical and operational issues, making bitcoin prices unavailable at times. During periods of high volatility for bitcoin prices, the prices at which bitcoin traded on various crypto asset trading platforms have diverged, and some bitcoin trading platforms have experienced issues relating to account access and trade execution during such periods. The cash market in bitcoin has been the target of fraud and manipulation, which could affect the pricing, volatility and liquidity of the futures contracts. In addition, if settlement prices for Bitcoin Futures are unavailable (which may occur following a trading suspension imposed by the trading platform due to large price movements or following a fork of Bitcoin, or for other reasons) or the Adviser's Valuation Committee determines such settlement prices are unreliable, the fair value of the Fund’s Bitcoin Futures may be determined by reference, in whole or in part, to the cash market in bitcoin. See “Valuation Risk”. These circumstances may be more likely to occur with respect to Bitcoin Futures than with respect to futures on more traditional assets.

Additionally, because the Fund does not intend to invest in bitcoin directly, it intends to only invest in cash-settled Bitcoin Futures. This means that if the market for Bitcoin Futures grows towards favoring physically-settled instruments (meaning futures contracts that are settled by the actual delivery of bitcoin in exchange for payment by the purchaser of the futures price agreed to at the outset of the contract), the Fund will likely not benefit from this market growth. There is no way to predict whether additional new offerings of Bitcoin Futures will be cash-settled or physically-settled.

The price for Bitcoin Futures is based on a number of factors, including the supply of and the demand for Bitcoin Futures. Market conditions and expectations, position limits, collateral requirements, and other factors each can impact the supply of and demand for Bitcoin Futures. In the past, increased demand paired with supply constraints and other factors have caused Bitcoin Futures to trade at a significant premium to the “spot” price of bitcoin. Additional demand, including demand resulting from the purchase, or anticipated purchase, of futures contracts by the Fund or other entities may increase that premium, perhaps significantly. It is not possible to predict whether or how long such conditions will continue. To the extent the Fund purchases Bitcoin Futures at a premium and the premium declines, the value of an investment in the Fund also should be expected to decline.

Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango.” Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation.” When rolling futures contracts that are in contango, the Fund may sell the expiring Bitcoin Futures at a lower price and buy a longer-dated Bitcoin Futures at a higher price. The price difference between the expiring contract and longer-dated contract associated with rolling Bitcoin Futures is typically substantially higher than the price difference associated with rolling other futures contracts. Bitcoin Futures have historically experienced extended periods of contango. Contango in the Bitcoin Futures market may have a significant adverse impact on the performance of the Fund and may cause Bitcoin Futures to underperform spot bitcoin. Additionally, because of the frequency with which the Fund may roll futures contracts, the impact of contango or backwardation on Fund performance may be greater than it would have been if the Fund rolled Bitcoin Futures less frequently.

Global X Funds | Global X Bitcoin Trend Strategy ETF | Asset Class, Derivatives Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk: The Fund will gain exposure to bitcoin indirectly by investing in Bitcoin Futures, a type of derivative instrument. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. Derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices than conventional securities, which can result in greater losses for the Fund. In addition, the prices of the derivative instruments and the price of bitcoin may not move together as expected. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the relevant reference asset, bitcoin. Derivatives are usually traded on margin, which may subject the Fund to margin calls. Margin calls may force the Fund to liquidate assets.
Global X Funds | Global X Bitcoin Trend Strategy ETF | Asset Class, ETF Investment Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
ETF Investment Risk: The Fund may hold ETFs to gain exposure to U.S. Treasury bills (“T-Bills”). As a result, the Fund may be subject to the same risks as the underlying ETFs. While the risks of owning shares of an underlying ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, lack of liquidity in an underlying ETF can result in its value being more volatile than the underlying portfolio securities. Because the value of an underlying ETF's shares depends on the demand in the market, the Adviser may not be able to liquidate the
Fund’s holdings in those shares at the most optimal time, thereby adversely affecting the Fund’s performance. In addition, an underlying ETF's shares may trade at a premium or discount to NAV.

Global X Funds | Global X Bitcoin Trend Strategy ETF | Asset Class, U.S. Treasury Obligations Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. U.S. Treasury obligations are subject to inflation risk, as the price of short term U.S. Treasury obligations tends to fall during inflationary periods as investors seek higher yielding investments. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's investments in U.S. Treasury obligations to decline. In addition, uncertainty in regard to the U.S. debt ceiling may increase the volatility in U.S. Treasury obligations and can heighten the potential for a credit rating downgrade, which could have an adverse effect on the value of the Fund’s U.S. Treasury obligations.
Global X Funds | Global X Bitcoin Trend Strategy ETF | Bitcoin Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Bitcoin Risk: Bitcoin is a relatively new asset with a limited history. It is subject to unique and substantial risks, and historically has been a highly speculative asset and has experienced significant price volatility. While the Fund will not invest directly in bitcoin, the value of the Fund’s investments in Bitcoin Futures and bitcoin futures funds is subject to fluctuations in the value of the bitcoin, which may be highly volatile.

The value of bitcoin is determined by supply and demand in the global market, which consists primarily of transactions of crypto asset trading platforms (“Crypto Trading Platforms”). Pricing on Crypto Trading Platforms and/or other venues could drop precipitously for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, a flaw or operational issue in the bitcoin network, or users preferring competing digital assets. The further development of bitcoin as an asset and the growing acceptance and use of bitcoin in the marketplace are subject to a variety of factors that are difficult to evaluate. Currently, there is relatively limited use of bitcoin in the retail and commercial marketplace, which contributes to price volatility. A lack of expansion, or a contraction in the use of bitcoin, may result in increased volatility in its value. Legal or regulatory changes may negatively impact the operation of bitcoin’s network or protocols or restrict the ability to use bitcoin. Additionally, bitcoin transactions are irrevocable and stolen or incorrectly transferred bitcoin may be irretrievable. The realization of any of these risks could result in a decline in the acceptance of bitcoin and consequently a reduction in the value of bitcoin, Bitcoin Futures, and the Fund.

Bitcoin also is subject to the risk of fraud, theft and manipulation, as well as security failures and operational or other problems that impact bitcoin trading venues. Unlike the exchanges utilized by traditional assets, such as equity and bond securities, Crypto Trading Platforms are largely unregulated. As a result, individuals or groups may engage in fraud and investors in bitcoin may be more exposed to the risk of theft and market manipulation than when investing in more traditional asset classes. Investors in bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses, which could ultimately impact bitcoin utilization, the price of bitcoin and the value of Fund investments with indirect exposure to bitcoin. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain bitcoin. A significant portion of bitcoin is held by a small number of holders, who may have the ability to manipulate the price of bitcoin. In addition, Crypto Trading Platforms are subject to the risk of cybersecurity threats and in the past have been breached, resulting in the theft and/or loss of digital assets, including bitcoin. A risk also exists with respect to malicious actors or previously unknown vulnerabilities in the network or its protocols, which may adversely affect the value of bitcoin. The price of bitcoin may be impacted by market fragmentation. Fragmentation in the bitcoin market can lead to price discrepancies between different Crypto Trading Platforms. Traders seeking to exploit such price differences through arbitrage may influence the short-term price of bitcoin.

Additionally, bitcoin price volatility may arise from the announcement of regulations and/or regulatory action. Changes in investor sentiment as a result of regulatory uncertainty may lead to sell-offs and negatively impact the price of bitcoin, Bitcoin Futures, and the Fund.

Additionally, the emergence of other public blockchains that seek to serve as alternative payment services can serve as a threat to bitcoin. For example, some competitors utilize zero- knowledge cryptography to enhance privacy and security of their blockchains. Zero-knowledge cryptography is a protocol that allows one party (the prover) to prove to another party (the verifier) that they know a piece of information without revealing contents of that information. Such advancements in privacy and security from competitors could serve as a threat to the dominance of bitcoin.

Bitcoin also faces significant scaling obstacles that can lead to high fees or slow transaction settlement times. As the use of digital asset networks increases without a corresponding increase in throughput of the networks, average fees and settlement times can increase significantly. Bitcoin’s network has been, at times, at capacity, which has led to increased transaction fees. Increased fees and decreased settlement speeds could preclude certain use cases for bitcoin (e.g., micropayments), and could reduce demand for and the price of bitcoin, which could adversely impact the Fund’s indirect bitcoin exposure. There is no guarantee that any of the mechanisms in place or being explored for increasing the scale of settlement of transactions in bitcoin will be effective, or how long these mechanisms will take to become effective, which could adversely impact the Fund’s indirect bitcoin exposure.

There are also challenges associated with Bitcoin’s substantial past and future dependence on “layer 2” solutions. “Layer 2” solutions are protocols that act on top of layer 1 blockchains (i.e., Bitcoin). Although such protocols provide many advantages to the blockchain, they also introduce additional risks, particularly when used to facilitate transaction off the blockchain, including but not limited to centralization risk, security risk, interoperability risk, trust risk, transparency risk and regulatory risk.

•Centralization Risk: Layer 2 solutions can introduce centralization risk to the blockchain if a significant portion of the network of the layer 2 is controlled by certain entities.
•Security Risk: Layer 2 solutions introduce new attack vectors, that expose more vulnerabilities that could lead to a security breach.
•Interoperability Risk: Layer 2 solutions may not be compatible with each other. This can create fragmentation within the bitcoin ecosystem.
•Trust Risk: Layer 2 solutions often require the trust of third-party operators/providers. This challenges the “trustless” nature of blockchain.
•Transparency Risk: transactions that occur off the blockchain may not follow the same protocol as the blockchain (i.e., Bitcoin), which may increase the potential for disputes between the transacting parties
•Regulatory Risk: Regulators could impose rules pertaining to layer 2 solutions that could decrease the advantages they provide to the bitcoin ecosystem.

The price of bitcoin may be impacted by speculative and/or unexpected events. Due to the nascent nature of the asset class, these events may be precipitated by a small number of influential individuals or companies. Such individuals and companies can negatively impact the price of bitcoin even though they are not related to the security or utility of the blockchain. The price of bitcoin has experienced increased volatility resulting from the statements and actions of individuals in the bitcoin and broader technology community. Filings by companies and social media statements by prominent individuals have in the past and may in the future have an outsized impact on the price of bitcoin relative to fundamental value considerations. To the extent that the actions of one or more companies or individuals leads to an increase in the price of bitcoin, a reversal of such position by the company or individual may have a sharp, negative impact on the price of bitcoin, Bitcoin Futures, and the Fund.

For more detailed information on the risks related to bitcoin, see “A Further Discussion of Principal Risks – Bitcoin Risk”.

The Fund will not invest in bitcoin directly.

Global X Funds | Global X Bitcoin Trend Strategy ETF | Cash Transaction Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Cash Transaction Risk: Unlike most ETFs, the Fund intends to effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These factors may result in wider spreads between the bid and the offered prices of the Fund’s Shares than for more conventional ETFs. Additionally, to the extent that brokerage or other costs are costs or taxable gains or losses that the Fund might not offset by transaction fees, such costs may be borne by the Fund and result in a decrease in the value of the Fund.

Global X Funds | Global X Bitcoin Trend Strategy ETF | Commodity Pool Registration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Commodity Pool Registration Risk: Under amended regulations promulgated by the CFTC, the Fund and the Subsidiary are considered commodity pools, and therefore each is subject to regulation under the Commodity Exchange Act and CFTC rules. Global X has registered as a commodity pool operator and manages the Fund and the Subsidiary in accordance with CFTC rules, as well as the rules that apply to registered investment companies. Commodity pools are subject to additional laws, regulations and enforcement policies, all of which may potentially increase compliance costs and may affect the operations and financial performance of the Fund and the Subsidiary. Additionally, positions in futures and other contracts may have to be liquidated at disadvantageous times or prices to prevent the Fund from exceeding any applicable position limits established by the CFTC. Such actions may subject the Fund to substantial losses.

Global X Funds | Global X Bitcoin Trend Strategy ETF | Focus Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Focus Risk: Because of the Fund at times may focus its investments in Bitcoin Futures, the Fund may be susceptible to an increased risk of loss, including losses due to events that adversely affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are focused in the securities of a particular issuer or issuers within the same geographic region, market, industry, group of industries, sector or asset class.

Global X Funds | Global X Bitcoin Trend Strategy ETF | Fork And Air Drop Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Fork and Air Drop Risk: A “hard fork” of the Bitcoin network (or any other a digital asset network) occurs when there is a disagreement among users and miners over modifications to the network, which are typically made through software upgrades and subsequently accepted or rejected through downloads or lack thereof of the relevant software upgrade by users. If less than a substantial majority of users and miners consent to a proposed modification, and the modification is not compatible with the software prior to its modification, a fork in the blockchain results, with one prong running the pre-modified software and the other running the modified software. The effect of such a fork is the existence of two versions of the network running in parallel, yet lacking interchangeability.

When Bitcoin experiences a fork or an air drop, a holder of bitcoin typically will receive an additional digital asset or will be entitled to claim an additional digital asset. These additional digital assets may have significant value, and the value of bitcoin may decline significantly following a fork or air drop. Because the Fund does not hold bitcoin directly, it will not be entitled to participate in any fork or air drop, but it will be adversely impacted by any resulting decline in the price of bitcoin due to its holdings of Bitcoin Futures. Some futures exchanges may in the future publish mechanisms intended to compensate holders of Bitcoin Futures for the loss in value following certain forks that meet specified criteria, there can be no assurance that these mechanisms will adequately compensate the Fund for the full loss of value or that any particular fork will meet the criteria for an adjustment. In particular, there is substantial uncertainty as to how these adjustment mechanisms will be implemented by the exchanges in practice, both in terms of what forks and air drops will trigger an adjustment, and whether a holder of Bitcoin Futures will receive a cash adjustment or an additional futures contract linked to the new digital asset. Because of the uncertainty around these adjustment mechanisms, it is also possible that a significant fork of Bitcoin could lead to extended trading halts for the Bitcoin Futures held by the Fund, which could lead to significant liquidity and valuation risks for the Fund. It is possible that a fork of Bitcoin could substantially reduce the value of the Bitcoin Futures held by the Fund. A large-scale fork could introduce risk, uncertainty, or confusion into the Bitcoin blockchain, or could fraction the value of the main blockchain and its native crypto asset, which could adversely affect the price and liquidity of bitcoin (See “Blockchain Fork Risk”).

Global X Funds | Global X Bitcoin Trend Strategy ETF | Geographic Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

Global X Funds | Global X Bitcoin Trend Strategy ETF | Geographic Risk, Risk Of Investing In The United States Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.
Global X Funds | Global X Bitcoin Trend Strategy ETF | Income Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Income Risk: Income risk is the risk that the Fund’s income will decline because of falling interest rates.
Global X Funds | Global X Bitcoin Trend Strategy ETF | Interest Rate Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply.

Global X Funds | Global X Bitcoin Trend Strategy ETF | Investable Universe Of Companies Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Investable Universe of Companies Risk: The investable universe of companies in which the Fund may invest may be limited. The Fund may hold a large concentration of its net assets in a single security or issuer. Holding a large concentration in a single security or issues may expose the Fund to the market volatility of that specific security or issuer if the security performs worse than the market as a whole, which could adversely affect the Fund’s performance.
Global X Funds | Global X Bitcoin Trend Strategy ETF | Market Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by central governments and governmental agencies, including the U.S. Federal Reserve or the European Central Bank, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions from Authorized Participants, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and trading of its Shares. For example, at the start of 2023, central banks had already increased interest rates at the fastest rate on record, and it is unknown how long this trend will continue and when inflation will return to target levels. This increases the risk that monetary policy may provide less support should economic growth slow. Additionally, China’s shift away from a zero-COVID policy creates both opportunities and risks, causing uncertainty for global economic growth. Market risk factors may result in increased volatility and/or decreased liquidity in the securities markets. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.
Global X Funds | Global X Bitcoin Trend Strategy ETF | New Fund Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	New Fund Risk: The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. New funds are also subject to Large Shareholder Risk.
Global X Funds | Global X Bitcoin Trend Strategy ETF | Operational Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Global X Funds | Global X Bitcoin Trend Strategy ETF | Passive Investment Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Additionally, if a constituent of the Underlying Index were removed, even outside of a regular rebalance of the Underlying Index, the Adviser anticipates that the Fund would sell such security. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Global X Funds | Global X Bitcoin Trend Strategy ETF | Passive Investment Risk, Index Related Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Global X Funds | Global X Bitcoin Trend Strategy ETF | Passive Investment Risk, Management Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk: The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.
Global X Funds | Global X Bitcoin Trend Strategy ETF | Passive Investment Risk, Tracking Error Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Global X Funds | Global X Bitcoin Trend Strategy ETF | Qualifying Income Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Qualifying Income Risk: The Fund expects to obtain exposure to bitcoin by purchasing listed futures contracts. The Fund intends to invest in such contracts, in whole or in part, indirectly through the Global X Subsidiary. In order for the Fund to qualify as a RIC, the Fund must, amongst other requirements detailed in the SAI, derive at least 90% of its gross income each taxable year from qualifying income. Income from listed Bitcoin Futures contracts in which the Fund invests directly may not be considered qualifying income. The Fund will seek to limit such income so as to qualify as a RIC. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to Fund shareholders.

Global X Funds | Global X Bitcoin Trend Strategy ETF | Risks Associated With Exchange-Traded Funds Member
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Risk [Text Block]	rr_RiskTextBlock
Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:
Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange. Authorized Participants Concentration Risk may be heightened because the Fund invests in non-U.S. securities.

Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Global X Funds | Global X Bitcoin Trend Strategy ETF | Risks Associated With Exchange-Traded Funds, Authorized Participants Concentration Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange. Authorized Participants Concentration Risk may be heightened because the Fund invests in non-U.S. securities.
Global X Funds | Global X Bitcoin Trend Strategy ETF | Risks Associated With Exchange-Traded Funds, Large Shareholder Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk: Redemptions by large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.
Global X Funds | Global X Bitcoin Trend Strategy ETF | Risks Associated With Exchange-Traded Funds, Listing Standards Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.
Global X Funds | Global X Bitcoin Trend Strategy ETF | Risks Associated With Exchange-Traded Funds, Market Trading Risks And Premium/Discount Risks Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.

Global X Funds | Global X Bitcoin Trend Strategy ETF | Risk Of Investing In Bitcoin Futures Contracts Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Risk of Investing in Bitcoin Futures Contracts Risk: A futures contract may generally be described as an agreement for the future sale by one party and the purchase by another of a specified security or instrument at a specified price and time. The risks of futures contracts include but are not limited to: (1) the success of the Adviser’s ability to predict movements in the prices of individual currencies or securities, fluctuations in markets and movements in interest rates; (2) an imperfect or no correlation between the changes in market value of the currencies or securities and the prices of futures contracts; and (3) no guarantee that an active market will exist for the contracts at any particular time.

Global X Funds | Global X Bitcoin Trend Strategy ETF | Securities Lending Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Securities Lending Risk: Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If the Fund is not able to recover the securities loaned, it may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly. Additionally, the Fund will bear any loss on the investment of cash collateral it receives. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Global X Funds | Global X Bitcoin Trend Strategy ETF | Subsidiary Investment Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Subsidiary Investment Risk: Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Global X Subsidiary are organized, respectively, could result in the inability of the Global X Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Global X Funds | Global X Bitcoin Trend Strategy ETF | Tax Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Tax Risk: The Fund expects to obtain exposure to bitcoin by purchasing listed futures contracts. The Fund intends to invest in such contracts, in whole or in part, indirectly through the Global X Subsidiary. In order for the Fund to qualify as a RIC, the Fund must, amongst other requirements detailed in the SAI, derive at least 90% of its gross income each taxable year from qualifying income. Income from listed Bitcoin Futures contracts in which the Fund invests directly may not be considered qualifying income. The Fund will seek to limit such income so as to qualify as a RIC. In addition, the Fund will seek to ensure that the Global X Subsidiary will not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the Global X Subsidiary is intended to provide the Fund with exposure to Bitcoin Futures while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies (“RICs”) under the Internal
Revenue Code of 1986. Failure to comply with the requirements for qualification as a RIC would have significant negative tax consequences to Fund shareholders.

Global X Funds | Global X Bitcoin Trend Strategy ETF | Trading Halt Risk Member
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Risk [Text Block]	rr_RiskTextBlock
Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Global X Funds | Global X Bitcoin Trend Strategy ETF | Turnover Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Turnover Risk: The Fund may engage in frequent and active trading, which may significantly increase the Fund’s portfolio turnover rate. At times, the Fund may have a portfolio turnover rate substantially greater than 100%. For example, a portfolio turnover rate of 300% is equivalent to the Fund buying and selling all of its securities three times during the course of a year. A high portfolio turnover rate would result in high brokerage costs for the Fund, may result in higher taxes when shares are held in a taxable account and lower Fund performance.

Global X Funds | Global X Bitcoin Trend Strategy ETF | Valuation Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk: The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities or other investments, such as Bitcoin Futures, that trade in thin or volatile markets or that are valued using a fair value methodology. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third-party service providers. Additionally, shares that trade at a premium mean that an investor who purchases $1 of a portfolio will actually own less than $1 in assets.

Global X Funds | Global X Bitcoin Trend Strategy ETF | Global X Bitcoin Trend Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BTRN
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 303